Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Consolidated Statements of Comprehensive Income / (Loss)
Net Loss	$ (6,046,195)	$ (22,861,257)	$ (42,939,001)
Other comprehensive loss, net of tax
Net change in unrealized losses on cash flow hedges	(729,135)
Other comprehensive loss, net of tax	(729,135)
Comprehensive loss	$ (6,775,330)	$ (22,861,257)	$ (42,939,001)